Fair Value Measurements (Details) - Schedule of assumptions used for the models	12 Months Ended
Dec. 31, 2020
Ami Sagy [Member]
Fair Value Measurements (Details) - Schedule of assumptions used for the models [Line Items]
Probability	3.00%
Expected volatility	71.19%
Risk free interest rate	0.12%
Expected term (years)	1 year 8 months 4 days
US investors - 2019 agreement [Member]
Fair Value Measurements (Details) - Schedule of assumptions used for the models [Line Items]
Probability	3.00%
Expected volatility	70.78%
Risk free interest rate	0.12%
Expected term (years)	1 year 8 months 4 days